Earnings Per Share - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Antidilutive securities excluded from earnings per share computation, shares	3,100,000	3,200,000	1,800,000
Antidilutive securities excluded from diluted weighted average shares computation, shares	30,700,000		1,981,266